John Hancock
Bond
Fund

SEMI
ANNUAL
REPORT

11.30.02

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www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 19

For your information
page 33

Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October and November, the broad Standard & Poor's 500 Index is down 17% year to date through November, the Dow Jones Industrial Average is off 9% and the technology-laden Nasdaq Composite Index has fallen 24%. Investors in equity mutual funds have been unable to escape the market's descent, as almost 98% of all U.S. diversified equity funds have produced negative results through November, according to Lipper, Inc., and the average equity fund has lost 18%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
consistent with
prudent invest-
ment risk by
investing in a
diversified
portfolio of bonds
and other debt
securities, includ-
ing corporate
bonds and U.S.
government and
agency securities.

Over the last six months

* Bonds posted gains as the U.S. economy weakened and interest rates declined.

* Treasury bonds were the best performers, while corporate and mortgage-backed bonds lagged.

* The Fund added significantly to its holdings of mortgage-backed securities, while reducing exposure to other bond sectors.

[Bar chart with heading "John Hancock Bond Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2002." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.08% total return for Class A. The second bar represents the 2.71% total return for Class B. The third bar represents the 2.71% total return for Class C. The fourth bar represents the 3.29 total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 issuers

24.0%   Federal National Mortgage Association
13.9%   United States Treasury
 3.5%   Federal Home Loan Mortgage Corp.
 2.8%   Government National Mortgage Association
 1.3%   General Motors Acceptance Corp.
 1.1%   Ford Motor Credit Co.
 1.1%   Household Finance Corp.
 1.0%   Capital One Bank
 0.9%   NiSource Finance Corp.
 0.9%   Scotland International Finance

As a percentage of net assets on November 30, 2002.



BY HOWARD C. GREENE, CFA, BARRY H. EVANS, CFA AND BENJAMIN A. MATTHEWS, PORTFOLIO MANAGERS

John Hancock
Bond Fund

MANAGERS'
REPORT

In July 2002, Howard C. Greene, CFA and senior vice president, joined the Fund's management team. Prior to John Hancock Funds, Mr. Greene worked at Sun Life Financial Services Company of Canada for more than 14 years. He has been in the investment industry since 1979.

U.S. bond performance was generally positive during the six months ended November 30, 2002, as interest rates declined sharply. Bonds advanced as economic conditions deteriorated throughout the period, prompting the Federal Reserve to cut interest rates in early November to prevent a repeat of last year's recession. In addition, anemic earnings growth and continuing allegations of fraudulent corporate behavior chased investors out of the stock market and into the relative safety of bonds.

Treasury bonds were the top performers, benefiting the most from the "flight to quality" and sluggish economic conditions. Treasury yields fell to levels not seen since the late 1950s. Corporate bonds posted positive returns but struggled with depressed earnings and credit concerns. Mortgage-backed securities also underperformed Treasury bonds thanks to a huge wave of refinancing activity.

"U.S. bond performance
 was generally positive
 during the six months
 ended November 30,
 2002..."

FUND PERFORMANCE

For the six months ended November 30, 2002, the John Hancock Bond Fund's Class A, Class B, Class C and Class I shares posted total returns of 3.08%, 2.71%, 2.71% and 3.29%, respectively, at net asset value. The average A-rated corporate debt fund returned 3.86% according to Lipper Inc.1, while the Lehman Brothers Government/Credit Bond Index posted a 5.64% return. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Howard Greene, Barry Evans and Ben Matthews flush right next to first paragraph.]

CORPORATE BONDS FACED CHALLENGES

At the beginning of the period, the Fund was aggressively positioned for an economic recovery that failed to materialize as quickly and as strongly as we anticipated. More than half of the portfolio was invested in corporate bonds, and the emphasis was on companies that would benefit the most from a rebounding economy, such as utilities, telecommunications and media.

However, these sectors wrestled with overcapacity, competitive pressures, declining earnings and lingering fallout from the high-profile scandals at Enron, WorldCom and Adelphia. As a result, these bonds performed poorly early in the period and were the main reason why the Fund underperformed its Lipper category average.

"During the summer, we
 restructured the portfolio
 by selling some of the
 Fund's holdings that had
 performed well..."

We pared back some of the Fund's corporate holdings, selling less-creditworthy utility and telecom bonds, such as those issued by NRG Energy, Qwest and AES. We also sold some high-quality, short-term corporate bonds, which were the best performers in the corporate sector, as part of an asset shift within the portfolio.

SHIFTING INTO MORTGAGES

During the summer, we restructured the portfolio by selling some of the Fund's holdings that had performed well during the first half of the year. These included Treasury and government agency bonds (including the Fund's entire stake in Treasury Inflation Protected Securities), asset-backed securities, and the short-term corporate bonds mentioned previously. We also cut back our cash position from 5% to less than 1% of the portfolio.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Government--U.S. agencies 31%, the second is Government--United States 14%, the third Utilities 8%, the fourth Media 5%, and the fifth Telecommunications 5%.]

We invested the proceeds from these sales in mortgage-backed securities, doubling our stake from 14% to 28% of the portfolio. Mortgage-backed securities underperformed during the period amid a refinancing boom brought on by record low mortgage rates. When a mortgage is refinanced or paid off early, investors in the mortgage get their money back sooner than expected. Although they can reinvest in other mortgages, they are often forced to do so at lower rates. As a result, the value of mortgage-backed securities declines when refinancing activity accelerates.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-02." The chart is divided into four sections (from top to left): Corporate bonds 52%, U.S. Government and agency bonds 45%, Preferred stocks 2% and Short-term investments & other 1%.]

In late summer, when the refinancing trend was at its peak, we took advantage of the opportunity to add high-quality mortgage-backed securities to the portfolio at extremely attractive yields.

RECENT PERFORMANCE IMPROVES

The recent changes to the portfolio have produced better results over the past few months. Since early October, when Treasury yields bottomed and the stock market began to rebound, corporate and mortgage-backed bonds have outperformed the rest of the fixed-income market. In particular, high-yield corporate bonds were the performance leaders during the past three months, though they were the only bond sector to post negative returns for the six-month period. The Fund holds a 12% position in high-yield bonds, slightly higher than at the beginning of the period.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is NiSource Finance Corp. followed by an up arrow with the phrase "Indiana utility reduced leverage by issuing equity." The second listing is News America Holdings followed by an up arrow with the phrase "Media company operations improving." The third listing is Calpine Canada Energy followed by a down arrow with the phrase "Energy generator hurt by high debt and excess capacity."]

FINDING VALUE IN UNEXPECTED PLACES

Intensive credit research remains at the forefront of our investment decision-making process. We have a large, experienced research team that covers the entire credit spectrum and scours the globe in search of bonds with favorable risk/reward profiles. The team has been able to find attractive values in a variety of unexpected places, both domestically and abroad; most recently, this included the sovereign debt of Peru and Panama, as well as bonds issued by a Polish wireless company.

"...we plan to maintain our
 large positions in corporate
 bonds and mortgage-
 backed securities."

OUTLOOK

We expect to see Treasury bond yields rise modestly in the coming year as economic conditions improve. With corporate governance issues abating, and a potential U.S.-Iraq conflict already factored into the market, the "flight-to-quality" demand for Treasury bonds is likely to fade. As a result, we expect non-Treasury bonds to outperform, which is why we plan to maintain our large positions in corporate bonds and mortgage-backed securities.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
November 30, 2002

The index used for
comparison is the
Lehman Brothers
Government/Credit
Bond Index, an
unmanaged index
that measures the
performance of U.S.
government bonds,
U.S. corporate bonds,
and Yankee bonds.

It is not possible to
invest in an index.

                               Class A      Class B      Class C      Class I 1      Index
Inception date                 11-9-73     11-23-93      10-1-98       9-4-01           --

Average annual returns with maximum sales charge (POP)
One year                        -0.31%       -1.31%        1.62%        4.84%        7.32%
Five years                       4.88%        4.81%          --           --         7.28%
Ten years                        6.53%          --           --           --         7.51%
Since inception                    --         5.74%        3.96%        5.16%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -1.54%       -2.29%        0.69%        3.29%        5.64%
One year                        -0.31%       -1.31%        1.62%        4.84%        7.32%
Five years                      26.89%       26.47%          --           --        42.10%
Ten years                       88.23%          --           --           --       106.38%
Since inception                    --        65.44%       17.55%        6.43%          --

SEC 30-day yield as of November 30, 2002
                                 4.55%        4.06%        4.02%        5.07%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Government/Credit Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents Index and is equal to $20,638 as of November 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund, before sales charge, and is equal to $19,709 as of November 30, 2002. The third line represents the same hypothetical $10,000 investment made in the John Hancock Bond Fund, after sales charge, and is equal to $18,821 as of November 30, 2002.

                                    Class B 1    Class C 1    Class I 2
Period beginning                   11-23-93      10-1-98       9-4-01
Without sales charge                $16,544      $11,875      $10,643
With maximum sales charge                --      $11,757           --
Index                               $18,354      $12,862      $10,923

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of November 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2002
(unaudited)

This schedule is divided into three main categories: bonds, preferred stocks and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

ISSUER, DESCRIPTION,                                                INTEREST   CREDIT     PAR VALUE
MATURITY DATE                                                       RATE       RATING*   (000s OMITTED)      VALUE
BONDS 97.09%                                                                                           $1,386,248,275
(Cost $1,362,132,836)

Aerospace 0.38%                                                                                            $5,489,150
Systems 2001 Asset Trust LLC,

  Pass Thru Cert Ser 2001 Class B 12-15-11 (R)                          7.156      A-             5,184       5,489,150

Automobiles/Trucks 0.61%                                                                                      8,760,355
ERAC USA Finance Co.,
  Note 06-15-08 (R)                                                     7.350      BBB+           2,635       2,867,341
  Note 12-15-09 (R)                                                     7.950      BBB+           2,720       3,004,833
Hertz Corp.,
  Sr Note 06-01-12                                                      7.625      BBB            3,125       2,888,181

Banks -- Foreign 4.78%                                                                                       68,217,856
Abbey National First Capital, B.V.,
  Sub Note (United Kingdom) 10-15-04                                    8.200      A+            10,080      11,085,369
Barclays Bank Plc,
  Perpetual Bond (6.86% to 6-15-32 then variable)
  (United Kingdom) 06-15-49 (R)                                         6.860      A+             4,290       4,217,572
ING Capital Funding Trust III,
  Perpetual Bond (8.439% to 12-31-10 then variable)
  12-31-49                                                              8.439      A-             5,400       6,086,794
RBSG Capital Corp.,
  Gtd Cap Note 03-01-04                                                10.125      A             10,655      11,656,059
Royal Bank of Scotland Group Plc,
  Bond (United Kingdom) 03-31-49                                        8.817      A-             3,140       3,501,474
  Perpetual Bond (7.648% to 09-30-31 then variable)
  (United Kingdom) 08-31-49 (R)                                         7.648      A-             3,525       3,917,040
Scotland International Finance No. 2, B.V.,
  Gtd Sub Note (Netherlands) 11-01-06 (R)                               8.850      AA-           10,370      12,219,303
Socgen Real Estate Co. LLC,
  Perpetual Bond Ser A (7.64% to 09-30-07
  then variable) 12-29-49 (R)                                           7.640      A              7,565       8,010,200
UBS Preferred Funding Trust I,
  Perpetual Bond (8.622% to 10-01-10 then variable)
  10-01-49                                                              8.622      AA-            6,430       7,524,045

Banks -- United States 1.71%                                                                                 24,420,200
Bank of New York,
  Cap Security 12-01-26 (R)                                             7.780      A-             5,775       5,924,376
Capital One Bank,
  Sr Note 02-15-03                                                      6.375      BBB-           5,000       5,005,325
  Sr Note 07-30-04                                                      6.500      BBB-           2,000       1,954,460
  Sr Note 06-15-05                                                      8.250      BBB-           3,000       3,005,949
  Sr Note 02-01-06                                                      6.875      BBB-           4,620       4,522,601
Zions Financial Corp.,
  Gtd Note (6.95% to 05-15-06 then variable)
  05-15-11                                                              6.950      BBB-           3,820       4,007,489

Broker Services 0.38%                                                                                         5,410,112
Morgan Stanley Dean Witter & Co.,
  Note 04-01-12                                                         6.600      A+             5,015       5,410,112

Building 0.19%                                                                                                2,719,797
Toll Brothers, Inc.,
  Note 11-15-12 (R)                                                     6.875      BBB-           2,715       2,719,797

Business Services -- Misc. 0.49%                                                                              6,999,236
Cendant Corp.,
  Note 08-15-06                                                         6.875      BBB            6,855       6,999,236

Chemicals 0.47%                                                                                               6,735,350
Equistar Chemicals L.P./Equistar Funding Corp.,
  Sr Note 02-15-04                                                      8.500      BB             2,800       2,814,000
Lyondell Chemical Co.,
  Gtd Sr Note 12-15-08                                                  9.500      BB             1,810       1,782,850
Nova Chemicals Corp.,
  Sr Note (Canada) 05-15-06                                             7.000      BBB-           2,275       2,138,500

Computers 0.23%                                                                                               3,325,686
NCR Corp.,
  Note 06-15-09 (R)                                                     7.125      BBB-           3,175       3,325,686

Containers 0.17%                                                                                              2,444,819
Owens-Brockway Glass Container, Inc.,
  Sr Sec Note 11-15-12 (R)                                              8.750      BB             2,365       2,444,819

Electronics 0.08%                                                                                             1,136,000
UCAR Finance, Inc.,
  Gtd Sr Note 02-15-12                                                 10.250      B              1,420       1,136,000

Energy 1.11%                                                                                                 15,772,893
MidAmerican Energy Holdings,
  Sr Note 10-15-07                                                      7.630      BBB-           2,080       2,274,969
  Sr Note 10-01-12 (R)                                                  5.875      BBB-           1,780       1,753,398
  Sr Bond 09-15-28                                                      8.480      BBB-           4,290       4,876,186
P&L Coal Holdings Corp.,
  Gtd Sr Sub Note Ser B 05-15-08                                        9.625      B+             3,288       3,468,840
Tiers-MIR-2001-14,
  Coll Trust 06-15-04 (R)                                               7.200      BB             5,230       3,399,500

Finance 3.97%                                                                                                56,689,415
CIT Group, Inc.,
  Sr Note 04-02-07                                                      7.375      A              4,320       4,594,260
Ford Motor Credit Co.,
  Note 02-01-06                                                         6.875      BBB            6,400       6,321,619
  Note 10-28-09                                                         7.375      BBB           10,495      10,009,396
General Motors Acceptance Corp.,
  Note 08-28-07                                                         6.125      BBB            4,025       3,963,639
  Note 08-28-12                                                         6.875      BBB            5,095       4,879,991
Household Finance Corp.,
  Sr Note 07-15-06                                                      7.200      A-             3,300       3,440,224
  Note 05-15-11                                                         6.750      A-             8,800       8,917,876
  Note 11-27-12                                                         6.375      A-             3,580       3,581,242
Humpuss Funding Corp.,
  Gtd Note 12-15-09 (R)                                                 7.720      B3             2,508       1,994,006
MBNA America Bank N.A.,
  Sub Note 11-15-12                                                     7.125      BBB            3,150       3,184,795
Newcourt Credit Group,
  Gtd Note Ser B (Canada) 02-16-05                                      6.875      A              3,480       3,592,641
Yanacocha Receivables Master Trust,
  Pass Thru Ctf Ser 1997-A 06-15-04 (R)                                 8.400      BBB-           2,177       2,209,726

Food 0.64%                                                                                                    9,138,133
ConAgra Foods, Inc.,
  Sub Note 09-15-04                                                     7.400      BBB            2,865       3,095,363
Corn Products International, Inc.,
  Sr Note 08-15-09                                                      8.450      BBB-           6,115       6,042,770

Government -- Foreign 0.39%                                                                                   5,534,375
Panama, Republic of,
  Bond (Panama) 01-16-23***                                             9.375      BB             3,025       3,009,875
Peru, Republic of,
  Note (Peru) 01-15-08***                                               9.125      BB-            2,550       2,524,500

Government -- International Agencies 0.46%                                                                    6,578,495
International Bank for Reconstruction & Development,
  Deb (Supra National) 09-01-16                                         8.250      AAA            5,000       6,578,495

Government -- United States 13.94%                                                                          199,078,277
United States Treasury,
  Bond 08-15-17                                                         8.875      AAA           25,469      36,010,772
  Bond 05-15-18                                                         9.125      AAA           21,170      30,660,934
  Bond 08-15-25                                                         6.875      AAA           21,945      26,718,893
  Bond 02-15-31                                                         5.375      AAA           60,335      63,309,334
  Note 08-15-09                                                         6.000      AAA           36,095      40,771,829
  Note 11-15-12                                                         4.000      AAA            1,635       1,606,515

Government -- U.S. Agencies 30.96%                                                                          442,087,277
Federal Home Loan Mortgage Corp.,
  30 Yr Pass Thru Ctf 01-01-16                                         11.250      AAA              224         250,514
  30 Yr Pass Thru Ctf 09-01-32                                          6.500      AAA            3,951       4,086,647
  Pass Thru Ctf Ser 2367 Class PJ 03-15-27                              6.000      AAA            3,039       3,137,099
  Pass Thru Ctf Ser 2469 Class PB 12-15-25                              6.000      AAA           11,718      12,151,386
  Pass Thru Ctf Ser 2469 Class PD 12-15-30                              6.000      AAA            6,805       6,993,033
  Pass Thru Ctf Ser 2479 Class PM 07-15-21                              5.000      AAA           10,215      10,402,097
  Pass Thru Ctf Ser 2479 Class TB 11-15-11                              5.000      AAA            7,320       7,553,559
  Pass Thru Ctf Ser 2496 Class PE 07-15-31                              5.500      AAA            5,425       5,441,953
Federal National Mortgage Assn.,
  15 Yr Pass Thru Ctf 02-01-08                                          7.500      AAA              446         471,869
  15 Yr Pass Thru Ctf 09-01-10 to 06-01-17                              7.000      AAA            4,693       4,970,908
  15 Yr Pass Thru Ctf 12-01-14 to 12-01-16**                            5.500      AAA           36,736      37,694,100
  15 Yr Pass Thru Cft 12-01-17**                                        5.000      AAA           31,290      31,524,675
  30 Yr Pass Thru Ctf 12-01-30**                                        6.000      AAA          130,628     133,444,601
  30 Yr Pass Thru Ctf 10-01-23 to 04-01-32                              7.000      AAA           17,306      18,087,424
  30 Yr Pass Thru Ctf 11-01-28 to 11-01-32                              6.500      AAA           56,804      58,846,775
  Note 06-18-07                                                         4.750      AAA           17,805      18,422,798
  Note 01-15-30                                                         7.125      AAA            9,555      11,407,609
  Pass Thru Ctf Ser 1997-M8 Class A-1 01-25-22                          6.940      AAA            2,618       2,737,909
  Pass Thru Ctf Ser 2002-55 Class QB 08-25-12                           5.500      AAA           10,825      11,262,961
  Pass Thru Ctf Ser 2002-73 Class PE 10-25-31                           5.500      AAA           13,048      13,113,576
Financing Corp.,
  Bond 02-08-18                                                         9.400      AAA            7,000       9,832,074
Government National Mortgage Assn.,
  30 Yr Pass Thru Ctf 12-01-31**                                        6.000      AAA            8,680       8,913,275
  30 Yr Pass Thru Ctf 09-15-28 to 09-15-31                              6.500      AAA           13,536      14,091,357
  30 Yr Pass Thru Ctf 03-15-32                                          7.000      AAA           12,206      12,825,274
  30 Yr Pass Thru Ctf 07-15-16 to 01-15-25                              9.000      AAA            2,725       3,020,414
  30 Yr Pass Thru Ctf 11-15-19 to 05-15-21                              9.500      AAA              934       1,049,185
  30 Yr Pass Thru Ctf 06-15-20 to 03-15-25                             10.000      AAA              245         278,120
  30 Yr Pass Thru Ctf 01-15-16                                         10.500      AAA               51          58,516
  30 Yr Pass Thru Ctf 01-15-16                                         11.000      AAA               15          17,569

Insurance 1.64%                                                                                              23,373,842
Equitable Life Assurance Society of the United States,
  Surplus Note 12-01-05 (R)                                             6.950      A+             3,725       3,929,428
Massachusetts Mutual Life Insurance Co.,
  Surplus Note 11-15-23 (R)                                             7.625      AA             3,985       4,258,646
MONY Group, Inc. (The),
  Sr Note 12-15-05                                                      7.450      BBB+           3,965       4,080,136
Sun Canada Financial Co.,
  Gtd Sub Note 12-15-07 (R)                                             6.625      AA-            7,305       7,577,645
URC Holdings Corp.,
  Sr Note 06-30-06 (R)                                                  7.875      AA             3,120       3,527,987

Leisure 1.24%                                                                                                17,690,377
Argosy Gaming Co.,
  Sr Sub Note 09-01-11                                                  9.000      B+             1,725       1,850,063
Harrah's Operating Co., Inc.,
  Gtd Sr Sub Note 12-15-05                                              7.875      BB+            6,110       6,514,788
HMH Properties, Inc.,
  Gtd Sr Sec Note Ser A 08-01-05                                        7.875      BB-            2,800       2,800,000
Hyatt Equities LLC,
  Note 06-15-07 (R)                                                     6.875      BBB            2,515       2,453,589
Waterford Gaming LLC/Waterford
  Gaming Finance Corp.,
  Sr Note 03-15-10 (R)                                                  9.500      B+             1,710       1,752,750
Wynn Las Vegas LLC
  2nd Mtg Note 11-01-10                                                12.000      CCC+           2,325       2,319,187

Machinery 0.23%                                                                                               3,314,138
Kennametal, Inc.,
  Sr Note 06-15-12                                                      7.200      BBB            3,285       3,314,138

Media 5.32%                                                                                                  75,932,318
AOL Time Warner, Inc.,
  Bond 04-15-31                                                         7.625      BBB+           8,460       8,295,368
British Sky Broadcasting Group Plc,
  Gtd Sr Note (United Kingdom) 07-15-09                                 8.200      BB+            6,195       6,706,087
Clear Channel Communications, Inc.,
  Sr Note 06-15-05                                                      7.875      BBB-           5,220       5,540,759
Continental Cablevision, Inc.,
  Sr Note 05-15-06                                                      8.300      BBB            5,145       5,299,350
Cox Communications, Inc.,
  Note 08-15-04                                                         7.500      BBB            5,530       5,826,989
CSC Holdings, Inc.,
  Sr Sub Deb 05-15-16                                                  10.500      B+             2,350       2,267,750
EchoStar DBS Corp.,
  Sr Note 02-01-09                                                      9.375      B+             2,670       2,750,100
Garden State Newspapers, Inc.,
  Sr Sub Note 07-01-11                                                  8.625      B+             2,495       2,513,712
Grupo Televisa S.A.,
  Note (Mexico) 09-13-11                                                8.000      BBB-           1,725       1,742,250
  Sr Note (Mexico) 03-11-32                                             8.500      BBB-           1,130       1,045,250
Lenfest Communications, Inc.,
  Sr Note 11-01-05                                                      8.375      BBB            2,695       2,736,053
News America Holdings, Inc.,
  Gtd Sr Deb 08-10-18                                                   8.250      BBB-           4,400       4,585,614
  Gtd Sr Note 02-15-05                                                  8.500      BBB-           4,315       4,584,653
Rogers Cablesystems, Ltd.,
  Sr Note Ser B (Canada) 03-15-05                                      10.000      BBB-           4,880       5,026,400
TCI Communications, Inc.,
  Sr Deb 02-01-12                                                       9.800      BBB            1,915       2,179,496
  Sr Deb 02-15-26                                                       7.875      BBB            2,850       2,725,646
  Sr Note 01-15-03                                                      8.250      BBB            3,640       3,644,823
Time Warner, Inc.,
  Deb 01-15-13                                                          9.125      BBB+           3,436       3,900,705
Univision Communications, Inc.,
  Gtd Sr Note 07-15-11                                                  7.850      BB+            4,170       4,561,313

Medical 0.89%                                                                                                12,713,943
HCA, Inc.,
  Note 07-01-07                                                         7.000      BBB-           1,400       1,423,358
  Sr Note 06-01-06                                                      7.125      BBB-           3,950       4,056,488
  Sr Note 09-01-10                                                      8.750      BBB-           2,470       2,683,788
Quest Diagnostics, Inc.,
  Gtd Sr Note 07-12-06                                                  6.750      BBB-           2,835       3,045,309
Triad Hospitals, Inc.,
  Gtd Sr Note Ser B 05-01-09                                            8.750      B-             1,400       1,505,000

Metal 0.81%                                                                                                  11,619,488
Great Central Mines, Ltd.,
  Sr Note (Australia) 04-01-08                                          8.875      BBB-           4,885       4,738,450
Inco Ltd.,
  Bond (Canada) 09-15-32                                                7.200      BBB-           4,045       3,877,586
Newmont Mining Corp.,
  Note 05-15-11                                                         8.625      BBB            2,630       3,003,452

Mortgage Banking 4.04%                                                                                       57,606,102
Commercial Mortgage Acceptance Corp.,
  Pass Thru Ctf Ser 1999-C1 Class A-1 06-15-31                          6.790      Aaa            4,626       5,035,736
Conseco Finance Securitizations Corp.,
  Pass Thru Ctf Ser 2002-A Class A-3 04-15-32                           5.330      AAA            7,110       7,305,721
ContiMortgage Home Equity Loan Trust,
  Pass Thru Ctf Ser 1995-2 Class A-5 08-15-25                           8.100      AAA            2,183       2,182,187
Credit Suisse First Boston Mortgage Securities Corp.,
  Comm Mtg Pass Thru Ctf Ser 1998-C1 Class A-1A
  05-17-40                                                              6.260      AAA            7,111       7,577,251
Deutsche Mortgage & Asset Receiving Corp.,
  Commercial Mtg Pass Thru Ctf Ser 1998-C1 Class C
  06-15-31                                                              6.861      A2             3,585       3,859,375
First Union National Bank-Chase Manhattan Bank
  Commercial Mortgage Trust,
Comm Mtg Pass Thru Ctf Ser 1999-C2 Class A-1
  06-15-31                                                              6.360      Aaa            3,923       4,183,892
GMAC Commercial Mortgage Securities, Inc.,
  Pass Thru Ctf Ser 1998-C1 Class A-1 05-15-30                          6.411      Aaa            9,393       9,867,689
LB Commercial Conduit Mortgage Trust,
  Pass Thru Ctf Ser 1999-C1 Class A-1 08-15-07                          6.410      Aaa            5,093       5,444,260
Morgan Stanley Dean Witter Capital I Trust,
  Pass Thru Ctf Ser 2001-IQA Class A-1 12-18-32                         4.570      Aaa            6,547       6,765,725
UCFC Home Equity Loan Trust,
  Pass Thru Ctf Ser 1996-D1 Class A-6 02-15-25                          7.180      AAA            5,196       5,384,266

Oil & Gas 3.16%                                                                                              45,183,684
Alberta Energy Co., Ltd.,
  Note (Canada) 09-15-30                                                8.125      A-             2,860       3,520,397
  Note (Canada) 11-01-31                                                7.375      A-             2,910       3,283,417
Colonial Pipeline Co.,
  Sr Note 04-15-32 (R)                                                  7.630      A              4,175       4,820,392
Forest Oil Corp.,
  Sr Note 06-15-08                                                      8.000      BB             1,705       1,807,300
Louis Dreyfus Natural Gas Corp.,
  Note 12-01-07                                                         6.875      BBB+           2,695       2,926,921
NOVA Gas Transmission, Ltd.,
  Note (Canada) 12-15-02                                                7.875      A-             1,000       1,001,432
Occidental Petroleum Corp.,
  Sr Deb 09-15-09                                                      10.125      BBB            1,630       2,066,142
PDVSA Finance Ltd.,
  Note (Cayman Islands) 11-16-12                                        8.500      BB             2,195       1,931,600
Pemex Project Funding Master Trust,
  Gtd Note 10-13-10                                                     9.125      BB+            9,185      10,149,425
Tosco Corp.,
  Note 02-15-30                                                         8.125      A-             5,585       6,894,085
Valero Energy Corp.,
  Note 06-15-05                                                         8.375      BBB            1,700       1,802,000
  Note 03-15-06                                                         7.375      BBB            3,130       3,222,135
XTO Energy, Inc.,
  Sr Note 04-15-12                                                      7.500      BB             1,655       1,758,438

Paper & Paper Products 1.97%                                                                                 28,179,105
Abitibi-Consolidated, Inc.,
  Bond (Canada) 08-01-05                                                8.300      BBB-           9,165       9,606,203
Corp Durango S.A. de C.V.,
  Sr Note (Mexico) 07-15-09 (R)                                        13.750      B              5,500       2,750,000
MDP Acquisitions Plc,
  Sr Note (Ireland) 10-01-12 (R)                                        9.625      B              2,050       2,137,125
Stone Container Corp.,
  Sr Note 02-01-11                                                      9.750      B              2,280       2,485,200
  Sr Note 07-01-12                                                      8.375      B              5,000       5,225,000
Weyerhaeuser Co.,
  Note 08-01-06                                                         6.000      BBB            5,775       5,975,577

Real Estate Investment Trusts 0.82%                                                                          11,659,056
American Health Properties, Inc.,
  Note 01-15-07                                                         7.500      BBB+           2,380       2,537,420
Cabot Industrial Properties, L.P.,
  Note 05-01-04                                                         7.125      BBB            3,470       3,617,131
Camden Property Trust,
  Sr Note 04-15-04                                                      7.000      BBB            3,810       3,979,953
Healthcare Realty Trust, Inc.,
  Sr Note 05-01-11                                                      8.125      BBB-           1,450       1,524,552

Retail 0.83%                                                                                                 11,859,273
Delhaize America, Inc.,
  Gtd Note 04-15-06                                                     7.375      BB+            3,095       2,907,932
Gap, Inc. (The),
  Note 12-15-08                                                        10.550      BB+            1,500       1,631,250
Sears Roebuck Acceptance Corp.,
  Note 04-15-12                                                         6.700      A-             3,340       3,157,349
Staples, Inc.,
  Note 10-01-12 (R)                                                     7.375      BBB-           4,020       4,162,742

Telecommunications 4.96%                                                                                     70,817,402
AT&T Broadband Corp.,
  Gtd Note 03-15-13                                                     8.375      BBB            5,073       5,440,147
AT&T Corp.,
  Note 03-15-09                                                         6.000      BBB+             504         478,800
Citizens Communications Co.,
  Note 05-15-06                                                         8.500      BBB            6,450       6,881,157
  Sr Note 08-15-04                                                      6.375      BBB            2,750       2,785,984
Deutsche Telekom International Finance B.V.,
  Gtd Bond (Netherlands) 06-15-05                                       8.250      BBB+           2,360       2,525,099
  Gtd Note (Netherlands) 06-15-10                                       8.500      BBB+           5,050       5,559,883
France Telecom SA,
  Note (France) 03-01-11                                                9.250      BBB-           6,055       6,788,963
Nextel Communications, Inc.,
  Sr Note 11-15-09                                                      9.375      B              3,295       3,064,350
PanAmSat Corp.,
  Gtd Sr Note 02-01-12 (R)                                              8.500      B-             1,595       1,559,112
PTC International Finance B.V.,
  Gtd Sr Sub Disc Note (Netherlands) 07-01-07                          10.750      B+             1,400       1,456,000
PTC International Finance II SA,
  Gtd Sr Sub Note (Luxembourg) 12-01-09                                11.250      B+             1,110       1,176,600
Qwest Corp.,
  Note 03-15-12 (R)                                                     8.875      B-             4,990       4,815,350
Sprint Capital Corp.,
  Gtd Sr Note 11-15-03                                                  5.700      BBB-           2,300       2,276,174
  Gtd Sr Note 01-30-06                                                  7.125      Baa3           4,405       4,184,340
Telefonos de Mexico S.A. de C.V.,
  Sr Note (Mexico) 01-26-06                                             8.250      BBB-           5,620       6,020,425
Telus Corp.,
  Note (Canada) 06-01-11                                                8.000      BBB            7,290       6,816,150
Verizon New York, Inc.,
  Sr Deb Ser B 04-01-32                                                 7.375      A+             5,690       6,171,943
VoiceStream Wireless Corp.,
  Sr Note 09-15-09                                                     11.500      A-             2,645       2,816,925

Transportation 1.57%                                                                                         22,407,425
Burlington Northern Santa Fe Corp.,
  Deb 08-15-30                                                          7.950      BBB+           5,575       6,772,315
Continental Airlines, Inc.,
  Pass Thru Ctf Ser 1999-1A 02-02-19                                    6.545      AA-            5,103       4,309,536
Jet Equipment Trust,
  Equipment Trust Cert Ser 95B2 08-15-14 (R)                           10.910      CC             5,800       1,453,190
Northwest Airlines, Inc.,
  Pass Thru Ctf Ser 1996-1C 01-02-05                                   10.150      BB-            1,015         809,626
  Pass Thru Ctf Ser 1996-1D 01-02-15                                    8.970      BB             3,189       2,232,303
NWA Trust,
  Sr Note Ser A 12-21-12                                                9.250      AA-            4,586       4,160,955
TFM S.A. de C.V.,
  Gtd Sr Disc Note (Mexico) 06-15-09                                   11.750      BB-            2,810       2,669,500

Utilities 7.73%                                                                                             110,299,219
AES Eastern Energy,
  Pass Thru Ctf Ser 1999-A 01-02-17                                     9.000      BB+            3,715       3,386,891
Beaver Valley Funding Corp.,
  Sec Lease Oblig Bond 06-01-17                                         9.000      BBB-           3,969       4,294,009
BVPS II Funding Corp.,
  Collateralized Lease Bond 06-01-17                                    8.890      BBB-           6,607       6,824,172
Calpine Canada Energy Finance ULC,
  Gtd Sr Note (Canada) 05-01-08                                         8.500      B+             2,120         975,200
Cleveland Electric Illuminating Co.,
  1st Mtg Ser B 05-15-05                                                9.500      BBB           10,255      10,292,820
CMS Energy Corp.,
  Sr Note Ser B 01-15-04                                                6.750      B+             3,610       3,357,300
EIP Funding-PNM,
  Sec Fac Bond 10-01-12                                                10.250      BBB-           7,754       7,754,000
GG1B Funding Corp.,
  Deb 01-15-11                                                          7.430      BBB-           2,977       2,917,515
Hydro-Quebec,
  Gtd Deb Ser FU (Canada) 02-01-12                                     11.750      A+             5,000       7,354,110
Iberdrola International B.V.,
  Sr Note (Netherlands) 06-01-03 (R)                                    7.125      A+             8,654       8,861,644
Long Island Lighting Co.,
  Deb 03-15-23                                                          8.200      A-             5,635       5,797,953
Midland Funding Corp. II,
  Deb Ser A 07-23-05                                                   11.750      BB-            8,100       8,181,000
  Deb Ser B 07-23-06                                                   13.250      BB-            1,900       1,957,000
Monterrey Power S.A. de C.V.,
  Sr Sec Bond (Mexico) 11-15-09 (R)                                     9.625      BBB-           1,191       1,310,167
Niagara Mohawk Power Corp.,
  Sec Fac Deb Bond 01-01-18                                             8.770      A              6,651       6,966,530
NiSource Finance Corp.,
  Gtd Sr Note 11-15-03                                                  7.500      BBB            8,202       8,274,801
  Gtd Sr Note 11-15-10                                                  7.875      BBB            4,755       5,105,852
Pinnacle Partners,
  Sr Note 08-15-04 (R)                                                  8.830      BB+            3,850       3,432,117
PNPP II Funding Corp.,
  Deb 05-30-16                                                          9.120      BBB-           4,135       4,490,362
PSEG Energy Holdings, Inc.,
  Sr Note 02-15-08                                                      8.625      BBB-           2,700       2,187,000
Waterford 3 Funding Corp.,
  Sec Lease Obligation Bond 01-02-17                                    8.090      BBB-           6,548       6,578,776

Utilities -- Foreign 0.31%                                                                                    4,382,141
HQI Transelect Chile SA,
  Sr Note (Chile) 04-15-11                                              7.875      A-             4,130       4,382,141

Waste Disposal Service & Equip 0.61%                                                                          8,673,336
Allied Waste North America, Inc.,
  Gtd Sr Sub Note Ser B 08-01-09                                       10.000      B+             4,175       4,216,750
Republic Services, Inc.,
  Sr Note 08-15-11                                                      6.750      BBB            4,180       4,456,586


ISSUER, DESCRIPTION                                                                            SHARES
PREFERRED STOCKS 1.54%                                                                                    $21,908,612
(Cost $23,270,421)

California Federal Preferred Capital Corp., 9.125%, Ser A                                     327,190       8,693,438
CSC Holdings, Inc., 11.125%, Ser M                                                             77,778       6,805,575
CSC Holdings, Inc., 11.750%, Ser H                                                             33,660       2,978,910
Dominion Resources, Inc., 9.50%                                                                67,760       3,430,689

ISSUER, DESCRIPTION,                                                         INTEREST    PAR VALUE
MATURITY DATE                                                                RATE       (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 14.65%                                                                            $209,148,000
(Cost $209,148,000)

Joint Repurchase Agreement 14.65%
Investment in a joint repurchase agreement transaction with
  UBS Warburg, Inc. -- Dated 11-29-02, due 12-02-02
  (Secured by U.S. Treasury Bonds, 6.50% thru 13.75%,
  due 05-15-03 thru 11-15-26 and U. S. Treasury Notes,
  5.50%, due 02-28-03 and 03-31-03)                                             1.33%        $209,148     209,148,000

TOTAL INVESTMENTS 113.28%                                                                              $1,617,304,887

OTHER ASSETS AND LIABILITIES, NET (13.28%)                                                              ($189,547,172)

TOTAL NET ASSETS 100.00%                                                                               $1,427,757,715

Notes to Schedule of Investments

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated, unless indicated otherwise.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $122,298,631 or 8.57% of net assets as of November 30, 2002.

  * Credit Ratings are rated by Standard & Poor's where available, or Moody's Investors Service or John Hancock Advisers, LLC where Standard &
    Poor's ratings are not available.

 ** A portion of these securities having an aggregate value of $204,368,065 or 14.31% of the Fund's net assets, has been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The
    Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of the forward commitments.
    Accordingly, the market value of $210,166,946 of Federal National
    Mortgage Assn., 6.500%, 11-01-31, Federal National Mortgage Assn.,
    4.750%, 06-18-07, United States Treasury Bond, 8.875%, 08-15-17, United
    States Treasury Bond, 9.125%, 05-15-18, United States Treasury Bond,
    6.875%, 08-15-25, United States Treasury Bond, 5.375%, 02-15-31, and
    United States Treasury Note, 6.000%, 08-15-09 have been segregated to cover the forward commitments.

*** A portion of these securities having an aggregate value of $5,534,375 or 0.39% of the Fund's net assets, has been purchased on a when issued basis. The purchase price and the interest rate of these securities is fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments.
    Accordingly, the market value of $5,657,051 of United States Treasury
    Bond, 8.875%, 08-15-17, and United States Treasury Note, 6.000%,
    08-15-09 have been segregated to cover the when-issued commitments.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

November 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,594,551,257)                     $1,617,304,887
Cash                                                                       52
Receivable for investments sold                                    11,843,185
Receivable for shares sold                                            227,391
Dividends and interest receivable                                  20,093,576
Other assets                                                          128,294

Total assets                                                    1,649,597,385

LIABILITIES
Payable for investments purchased                                 219,045,368
Payable for shares repurchased                                        876,188
Dividends payable                                                     587,222
Payable to affiliates                                               1,091,435
Other payables and accrued expenses                                   239,457

Total liabilities                                                 221,839,670

NET ASSETS
Capital paid-in                                                 1,476,177,116
Accumulated net realized loss on investments                      (69,199,598)
Net unrealized appreciation of investments                         22,753,630
Distributions in excess of net investment income                   (1,973,433)

Net assets                                                     $1,427,757,715

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,137,639,405 [DIV] 77,087,410 shares)                       $14.76
Class B ($235,228,945 [DIV] 15,939,283 shares)                         $14.76
Class C ($46,597,014 [DIV] 3,157,486 shares)                           $14.76
Class I ($8,292,351 [DIV] 561,941 shares)                              $14.76

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($14.76 [DIV] 95.5%)                                         $15.46
Class C ($14.76 [DIV] 99%)                                             $14.91

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
November 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (including securities lending income of $187,980)        $43,263,895
Dividend                                                            1,164,022

Total investment income                                            44,427,917

EXPENSES
Investment management fee                                           3,576,888
Class A distribution and service fee                                1,708,418
Class B distribution and service fee                                1,189,830
Class C distribution and service fee                                  229,804
Class A, B and C transfer agent fee                                 1,660,062
Class I transfer agent fee                                              5,152
Custodian fee                                                         154,132
Accounting and legal services fee                                     150,429
Trustees' fee                                                          45,530
Registration and filing fee                                            42,784
Printing                                                               35,739
Miscellaneous                                                          35,331
Auditing fee                                                           24,104
Interest expense                                                        8,237
Legal fee                                                               6,880

Total expenses                                                      8,873,320

Net investment income                                              35,554,597

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                    1,200,862
Change in unrealized appreciation (depreciation)
  of investments                                                    5,533,636

Net realized and unrealized gain                                    6,734,498

Increase in net assets from operations                            $42,289,095

1 Semiannual period from 6-1-02 through 11-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                        YEAR          PERIOD
                                                       ENDED           ENDED
                                                     5-31-02        11-30-02 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                            $76,566,258     $35,554,597
Net realized gain (loss)                          (2,029,586)      1,200,862
Change in net unrealized
  appreciation (depreciation)                      6,556,254       5,533,636

Increase in net assets
  resulting from operations                       81,092,926      42,289,095

Distributions to shareholders
From net investment income
Class A                                          (66,846,281)    (30,536,528)
Class B                                          (12,081,364)     (5,549,002)
Class C                                           (1,858,217)     (1,069,924)
Class I 2                                               (465)       (227,136)
                                                 (80,786,327)    (37,382,590)
From Fund share transactions                      38,414,077        (163,386)

NET ASSETS
Beginning of period                            1,384,293,920   1,423,014,596

End of period 3                               $1,423,014,596  $1,427,757,715

1 Semiannual period from 6-1-02 through 11-30-02. Unaudited.

2 Class I shares began operations on 9-4-01.

3 Includes distributions in excess of net investment income of $145,440 and $1,973,433, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           5-31-98     5-31-99     5-31-00     5-31-01     5-31-02 1  11-30-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.78      $15.25      $14.76      $13.93      $14.69      $14.71
Net investment income 3                                   1.05        0.97        0.96        0.92        0.82        0.37
Net realized and unrealized
  gain (loss) on investments                              0.47       (0.49)      (0.83)       0.76        0.06        0.07
Total from investment
  operations                                              1.52        0.48        0.13        1.68        0.88        0.44
Less distributions
From net investment income                               (1.05)      (0.97)      (0.96)      (0.92)      (0.86)      (0.39)
Net asset value,
  end of period                                         $15.25      $14.76      $13.93      $14.69      $14.71      $14.76
Total return 4 (%)                                       10.54        3.11        0.97       12.38        6.10        3.08 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,328      $1,279      $1,098      $1,140      $1,144      $1,138
Ratio of expenses
  to average net assets (%)                               1.08        1.07        1.11        1.12        1.11        1.10 6
Ratio of net investment income
  to average net assets (%)                               6.90        6.35        6.69        6.38        5.51        5.10 6
Portfolio turnover (%)                                     198         228         162         235         189         139

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           5-31-98     5-31-99     5-31-00     5-31-01     5-31-02 1  11-30-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.78      $15.25      $14.76      $13.93      $14.69      $14.71
Net investment income 3                                   0.95        0.86        0.86        0.83        0.72        0.32
Net realized and unrealized
  gain (loss) on investments                              0.47       (0.49)      (0.83)       0.76        0.06        0.07
Total from investment
  operations                                              1.42        0.37        0.03        1.59        0.78        0.39
Less distributions
From net investment income                               (0.95)      (0.86)      (0.86)      (0.83)      (0.76)      (0.34)
Net asset value,
  end of period                                         $15.25      $14.76      $13.93      $14.69      $14.71      $14.76
Total return 4 (%)                                        9.78        2.39        0.27       11.64        5.37        2.71 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $166        $239        $197        $218        $236        $235
Ratio of expenses
  to average net assets (%)                               1.78        1.77        1.81        1.78        1.81        1.80 6
Ratio of net investment income
  to average net assets (%)                               6.18        5.65        6.00        5.71        4.81        4.40 6
Portfolio turnover (%)                                     198         228         162         235         189         139

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           5-31-99 7   5-31-00     5-31-01     5-31-02 1  11-30-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $15.61      $14.76      $13.93      $14.69      $14.71
Net investment income 2                                   0.55        0.85        0.82        0.72        0.32
Net realized and unrealized
  gain (loss) on investments                             (0.85)      (0.83)       0.76        0.06        0.07
Total from investment
  operations                                             (0.30)       0.02        1.58        0.78        0.39
Less distributions
From net investment income                               (0.55)      (0.85)      (0.82)      (0.76)      (0.34)
Net asset value,
  end of period                                         $14.76      $13.93      $14.69      $14.71      $14.76
Total return 3 (%)                                        1.95 5      0.28       11.60        5.36        2.71 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $21         $24         $26         $44         $47
Ratio of expenses
  to average net assets (%)                               1.77 6      1.80        1.82        1.81        1.80 6
Ratio of net investment income
  to average net assets (%)                               5.65 6      6.01        5.66        4.81        4.40 6
Portfolio turnover (%)                                     228         162         235         189         139

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                           5-31-02 1,7  11-30-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.96        $14.71
Net investment income 3                                   0.66          0.40
Net realized and unrealized gain
  (loss) on investments                                  (0.21)         0.07
Total from investment
  operations                                              0.45          0.47
Less distributions
From net investment income                               (0.70)        (0.42)
Net asset value,
  end of period                                         $14.71        $14.76
Total return 4 (%)                                        3.04 5        3.29 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 8          $8
Ratio of expenses
  to average net assets (%)                               0.68 6        0.70 6
Ratio of net investment income
  to average net assets (%)                               5.94 6        5.50 6
Portfolio turnover (%)                                     189           139

1 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
  Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase (decrease) net realized and unrealized gains (losses) per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11%, 5.09% and 6.24% for Class A, Class B, Class C and Class I shares, respectively. The effect of this change on per share amounts for the period ended November 30, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.36%, 4.66%, 4.66% and 5.76% for Class A, Class
  B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

2 Semiannual period from 6-1-02 through 11-30-02. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Class C shares and Class I shares began operations on 10-1-98 and 9-4-01, respectively.

8 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS
Unaudited

NOTE A
Accounting policies

John Hancock Bond Fund (the "Fund") is a diversified series of John Hancock Sovereign Bond Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On November 30, 2002, the Fund loaned securities, having a market value of $283,573,913 collateralized by securities in the amount of $289,548,371.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $46,045,761 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2004 -- $8,402,805, May 31, 2005 -- $1,183,431, May 31, 2007 -- $619,870, May
31, 2008 -- $15,467,220 and May 31, 2009 -- $20,372,435. Availability of
loss carryforwards, which were acquired on September 15, 1995 in a merger, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed daily. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next
$500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended November 30, 2002, JH Funds received net up-front sales charges of $469,710 with regard to sales of Class A shares. Of this amount, $50,466 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $206,823 was paid as sales commissions to unrelated broker-dealers and $212,421 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended November 30, 2002, JH Funds received net up-front sales charges of $59,968 with regard to sales of Class C shares. Of this amount, $59,040 was paid as sales commissions to unrelated broker-dealers and $928 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2002, CDSCs received by JH Funds amounted to $342,570 for Class B shares and $12,042 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value attributable to Class I shares, plus certain out-of-pocket expenses. Effective January 1, 2003, for Class A, B and C shares, the Fund will pay a monthly transfer agent fee at an annual rate of 0.015% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of- pocket expenses. (Class I transfer agent fee structure will not be changing).

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen-sation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                  YEAR ENDED 5-31-02      PERIOD ENDED 11-30-02 1
                               SHARES         AMOUNT       SHARES        AMOUNT
CLASS A SHARES
Sold                        9,535,119   $141,492,300    4,224,545   $61,849,048
Distributions reinvested    3,593,103     53,313,751    1,692,763    24,741,980
Repurchased               (12,985,535)  (192,313,344)  (6,597,771)  (96,564,158)
Net increase (decrease)       142,687     $2,492,707     (680,463)  ($9,973,130)

CLASS B SHARES
Sold                        5,168,809    $76,839,086    2,298,686   $33,683,278
Distributions reinvested      471,880      6,999,215      265,784     3,884,878
Repurchased                (4,458,118)   (65,938,032)  (2,644,286)  (38,715,530)
Net increase (decrease)     1,182,571    $17,900,269      (79,816)  ($1,147,374)

CLASS C SHARES
Sold                        1,777,434    $26,375,380      562,975    $8,230,891
Distributions reinvested       71,089      1,053,001       57,552       841,292
Repurchased                  (637,152)    (9,417,343)    (435,962)   (6,384,352)
Net increase                1,211,371    $18,011,038      184,565    $2,687,831

CLASS I SHARES 2
Sold                              668        $10,063       72,600    $1,094,090
Issued in reorganization           --             --      566,449     8,309,863
Distributions reinvested           --             --       15,241       222,739
Repurchased                        --             --      (93,017)   (1,357,405)
Net increase                      668        $10,063      561,273    $8,269,287

NET INCREASE (DECREASE)     2,537,297    $38,414,077      (14,441)    ($163,386)

1 Semiannual period from 6-1-02 through 11-30-02. Unaudited.

2 Class I shares began operations on 9-4-01.


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2002, aggregated $1,677,626,322 and $1,575,907,051, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government, during the period ended November 30, 2002, aggregated $319,968,490 and 350,078,427, respectively.

The cost of investments owned on November 30, 2002, including short-term investments, for federal income tax purposes was $1,603,954,855. Gross unrealized appreciation and depreciation of investments aggregated $41,300,525 and $27,950,493, respectively, resulting in net unrealized appreciation of $13,350,032. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales and amortization of premiums and accretion of discounts on debt securities.

NOTE E
Change in accounting principle

Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $8,530,333 reduction in the cost of investments and a corresponding increase in net unrealized appreciation of investments, based on securities held as of May 31, 2001.

The effect of this change for the year ended May 31, 2002, was to decrease net investment income by $4,220,069, decrease unrealized appreciation of investments by $2,821,308 and decrease net realized loss on investments by $7,041,377.

The effect of this change for the period ended November 30, 2002, was to decrease net investment income by $1,827,993, increase unrealized appreciation of investments by $2,839,703 and decrease net realized loss on investments by $1,011,710.

The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE F
Reorganization

On May 29, 2002, the shareholders of the John Hancock Active Bond Fund ("Active Bond Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Active Bond Fund in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 566,449 Class I shares of the Fund for the net assets of the Active Bond Fund, which amounted to $8,309,863, including $75,770 of unrealized appreciation, after the close of business on June 7, 2002.

NOTE G
Change in Independent Auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended May 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President
and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn: Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                           1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Bond Fund.

210SA 11/02
       1/03